Litigation - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Litigation [Abstract]
Legal expenses	$ 8.7	$ 13.5	$ 7.9